UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic Income Fund
Class A / COSIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 47	0.93% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Class C / CLSCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 84	1.67% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Institutional Class / LSIZX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 34	0.68% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Institutional 2 Class / CTIVX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 32	0.64% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Institutional 3 Class / CPHUX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 30	0.59% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Class R / CSNRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 59	1.18% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Class S / LSIDX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 28 (a)	0.68% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,788,954,796
Total number of portfolio holdings	1,276
Portfolio turnover for the reporting period	94%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	46.1%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.4%
Interest Rate Risk	22.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Strategic Income Fund | Class A

|

SSR232_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic Income Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Income Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	8,442,081	8,455,607
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	5,777,056	5,794,682
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,773,251
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,190,521
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	15,160,330
Series 2024-X2 Class B
12/17/2029	5.330%	7,750,000	7,780,673
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,334,034
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.382%	15,946,464	15,962,920
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.505%	8,435,621	8,445,659
ARAIT(a),(b),(c)
Series 2025-1 Class A
30-day Average SOFR + 2.350% 03/29/2029	6.689%	24,400,000	24,400,000
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.434%	7,000,000	7,021,210
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	7,839,316	7,859,674
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	5.702%	24,250,000	24,237,875
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.373%	10,683,318	10,696,448
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	11.052%	8,600,000	8,699,339
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.055%	11,450,000	11,600,075
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	11.064%	13,050,000	13,086,357
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.814%	8,350,000	8,371,167
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.717%	22,141,556	22,161,240
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	12,269,845	12,296,033
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	10,248,704	10,245,226
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	9,599,380	9,620,476
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	4,124,796	4,135,361
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.534%	8,313,741	8,324,532
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	2,881,293	2,886,546
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	24,000,000	24,089,134
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	14,000,000	13,998,775
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	17,613,603	17,838,608
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	15,350,000	15,357,531
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	6.153%	20,250,000	20,355,685
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.843%	12,200,000	12,217,763
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	3,284,503	3,318,312
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	7,364,077	7,408,359
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.055%	9,700,000	9,700,514
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.529%	7,461,786	7,478,426
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	12,730,721	12,770,958
Series 2025-1 Class B
07/15/2032	5.628%	8,400,000	8,440,379
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	14,815,720	14,923,752
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	17,050,000	17,206,359
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	13,551,931	13,711,397
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	12,063,763	12,252,815
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	9,871,565	10,011,733
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	13,499,398	13,531,544
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	16,597,461	16,607,881
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	12,198,134	12,214,361
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	16,997,400	17,029,563
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	11,397,704	11,551,916
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	12,497,284	12,682,890
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	5,725,447	5,866,305
Series 2023-8 Class A
06/16/2031	7.299%	6,596,994	6,690,751
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	2,198,912	2,196,691
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	7,546,871	7,581,528
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	12,858,080	13,059,690
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	5,574,197	5,589,643
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	17,545,500	17,838,310
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	14,448,529	14,621,147
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	10,948,585	11,171,933
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.625%	2,045,007	2,050,914
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	9,963,005	10,007,627
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	6,200,000	6,243,209
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	13,195,706	13,408,310
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3A Class A
03/25/2033	5.281%	16,693,247	16,746,390
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	10,345,813	10,439,077
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	3,746,472	3,762,900
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	3,618,223	3,620,250
Series 2024-5 Class A2
09/15/2027	4.880%	10,018,233	10,027,104
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	5,058,220	5,061,315
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,970,865	1,982,074
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	247,935	247,083
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	1,452,627	1,449,617
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	14,250,000	14,265,453
Total Asset-Backed Securities — Non-Agency (Cost $778,608,573)			783,165,212

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	6.827%	6,800,000	6,745,754
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	6.227%	13,700,000	13,603,961
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	4,230,460
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	7,977,652
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	575,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.577%	4,850,000	4,825,740
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.134%	9,790,000	4,877,297
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $70,618,885)			42,835,864

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Services LLC(e)	11,272	229,667
Media 0.0%
iHeartMedia, Inc., Class A(e)	11,995	21,231
Total Communication Services		250,898
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(e)	335	3,204
Total Consumer Discretionary		3,204
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(e)	14,302	121,567
Southcross Energy Partners LLC(c),(e),(f)	14,393	0
Southcross Energy Partners LLC, Class A(c),(e),(f)	272,263	0
Total		121,567
Total Energy		121,567
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(e)	13,525	165,965
Total Health Care		165,965
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(e)	383	4,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.0%
TNT Crane and Rigging, Inc.(e)	23,468	18,587
Total Industrials		23,181
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(e)	13,308	1,730
Software 0.0%
Avaya Holdings Corp.(e)	8,492	54,136
Avaya Holdings Corp.(e)	40,919	260,859
Total		314,995
Total Information Technology		316,725
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(e),(f)	722,942	1
Total Materials		1
Total Common Stocks (Cost $1,953,712)		881,541

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(c),(f)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $307,751)			0

Corporate Bonds & Notes 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,784,126
02/15/2031	1.900%	12,470,000	10,590,791
Boeing Co. (The)
08/01/2059	3.950%	17,210,000	11,929,317
Bombardier, Inc.(a)
04/15/2027	7.875%	863,000	866,442
07/01/2031	7.250%	637,000	652,138
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,655,739
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raytheon Technologies Corp.
03/15/2027	3.500%	10,382,000	10,180,906
03/15/2032	2.375%	7,376,000	6,265,464
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,033,649
11/15/2030	9.750%	1,961,000	2,170,841
TransDigm, Inc.(a)
08/15/2028	6.750%	3,045,000	3,098,434
03/01/2029	6.375%	4,902,000	4,968,680
03/01/2032	6.625%	5,006,000	5,103,594
01/15/2033	6.000%	1,743,000	1,726,244
Total			66,026,365
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,152,014
American Airlines, Inc.(a)
05/15/2029	8.500%	2,101,000	2,213,524
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	4,615,458	4,611,414
04/20/2029	5.750%	2,625,465	2,609,384
United Airlines, Inc.(a)
04/15/2026	4.375%	4,310,000	4,255,725
04/15/2029	4.625%	2,823,000	2,721,583
Total			18,563,644
Automotive 0.5%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	610,000	610,360
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,228,000	1,222,672
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,638,994
02/15/2030	6.750%	644,000	659,291
Ford Motor Credit Co. LLC
06/16/2025	5.125%	2,561,000	2,557,349
06/10/2026	6.950%	1,957,000	1,994,945
08/17/2027	4.125%	4,839,000	4,679,361
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,022,000	1,924,426
IHO Verwaltungs GmbH(a),(g)
11/15/2030	7.750%	1,296,000	1,304,123
11/15/2032	8.000%	3,142,000	3,175,369
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	268,000	268,043
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,794,000	1,793,990
04/23/2032	6.875%	3,562,000	3,442,759
Total			26,271,682
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 4.4%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	550,000	545,375
Bank of America Corp.(h)
10/24/2031	1.922%	47,155,000	40,210,941
07/21/2032	2.299%	11,817,000	10,074,249
10/20/2032	2.572%	32,627,000	28,172,095
Subordinated
09/21/2036	2.482%	991,000	825,634
Citigroup, Inc.(h)
06/03/2031	2.572%	5,587,000	4,970,966
01/25/2033	3.057%	21,931,000	19,252,785
Goldman Sachs Group, Inc. (The)(h)
01/28/2031	5.207%	26,716,000	27,046,874
07/21/2032	2.383%	6,534,000	5,595,464
10/21/2032	2.650%	6,000	5,188
HSBC Holdings PLC(h)
11/19/2030	5.286%	17,481,000	17,643,748
05/24/2032	2.804%	7,196,000	6,281,068
HSBC Holdings PLC(h),(i)
03/03/2031	5.130%	3,069,000	3,075,830
JPMorgan Chase & Co.(h)
01/24/2031	5.140%	3,015,000	3,059,038
11/08/2032	2.545%	27,412,000	23,715,812
Morgan Stanley(h)
10/18/2030	4.654%	22,304,000	22,107,709
01/15/2031	5.230%	10,399,000	10,561,888
Subordinated
09/16/2036	2.484%	11,675,000	9,699,701
Royal Bank of Canada(h)
10/18/2030	4.650%	6,224,000	6,177,118
02/04/2031	5.153%	3,495,000	3,543,403
US Bancorp(h)
06/12/2034	5.836%	4,283,000	4,446,406
Wells Fargo & Co.(h)
01/24/2031	5.244%	4,845,000	4,917,743
Total			251,929,035
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	1,593,000	1,581,741
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,841,000	3,969,344
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,518,000	3,849,220
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	3,372,000	3,374,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(a)
09/15/2031	6.750%	2,407,000	2,427,112
Hightower Holding LLC(a)
04/15/2029	6.750%	3,471,000	3,372,980
01/31/2030	9.125%	3,291,000	3,460,859
Total			22,035,785
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,134,000	2,991,659
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,395,268
05/15/2029	4.125%	1,447,000	1,407,876
08/01/2030	6.500%	1,520,000	1,563,368
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,410,090
Masterbrand, Inc.(a)
07/15/2032	7.000%	584,000	594,506
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	4,071,000	4,126,388
03/01/2033	6.750%	1,500,000	1,522,334
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	788,034
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	3,958,769
White Cap Buyer LLC(a)
10/15/2028	6.875%	4,368,000	4,363,130
Total			26,121,422
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,918,000	2,878,830
02/01/2028	5.000%	2,490,000	2,427,279
06/01/2029	5.375%	1,545,000	1,502,607
03/01/2030	4.750%	2,331,000	2,172,752
08/15/2030	4.500%	3,496,000	3,195,988
02/01/2031	4.250%	866,000	774,830
03/01/2031	7.375%	1,145,000	1,176,755
02/01/2032	4.750%	2,722,000	2,445,842
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	8,445,014
Comcast Corp.
03/01/2026	3.150%	5,831,000	5,756,557
CSC Holdings LLC(a)
01/31/2029	11.750%	1,892,000	1,847,429
12/01/2030	4.125%	2,552,000	1,876,362
12/01/2030	4.625%	4,790,000	2,562,061
02/15/2031	3.375%	5,409,000	3,856,567
DISH DBS Corp.
07/01/2026	7.750%	1,142,000	1,017,845
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2028	5.750%	1,379,000	1,221,873
DISH Network Corp.(a)
11/15/2027	11.750%	4,496,000	4,745,505
EchoStar Corp.
11/30/2029	10.750%	4,048,642	4,335,254
EchoStar Corp.(g)
11/30/2030	6.750%	3,263,629	3,061,337
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,431,234
08/01/2027	5.000%	500,000	492,895
07/15/2028	4.000%	2,580,000	2,422,511
07/01/2029	5.500%	1,278,000	1,251,329
07/01/2030	4.125%	2,187,000	1,965,766
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	2,998,326
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,076,155
VZ Secured Financing BV(a)
01/15/2032	5.000%	6,068,000	5,353,684
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,665,612
Total			78,958,199
Chemicals 1.2%
Ashland LLC(a)
09/01/2031	3.375%	3,489,000	3,035,836
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,693,958
11/01/2031	6.250%	423,000	423,953
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,078,862
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,845,425
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	466,156
01/31/2030	4.500%	7,000,000	5,970,768
Celanese US Holdings LLC
07/15/2032	6.629%	855,000	890,645
11/15/2033	6.950%	1,897,000	2,025,616
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	1,818,000	1,841,390
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,258,831
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,269,274
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,124,000	2,856,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,592,269
INEOS Finance PLC(a)
04/15/2029	7.500%	2,045,000	2,105,260
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	4,352,000	4,599,236
Ingevity Corp.(a)
11/01/2028	3.875%	3,234,000	3,042,350
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	4,204,550	4,446,312
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,831,933
11/15/2028	9.750%	3,978,000	4,192,384
10/01/2029	6.250%	1,701,000	1,618,143
06/15/2031	7.250%	3,919,000	3,989,485
SPCM SA(a)
03/15/2027	3.125%	1,001,000	955,001
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,611,000	4,496,533
08/15/2029	5.625%	4,247,000	3,886,017
03/01/2031	7.375%	612,000	622,661
Total			67,035,290
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	5,268,000	5,284,283
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	755,000	755,763
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,288,355
06/15/2029	6.625%	1,813,000	1,839,605
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,583,308
03/15/2031	7.750%	611,000	643,167
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	834,757
01/15/2032	3.750%	997,000	891,367
Total			14,120,605
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,099,000	3,845,381
12/01/2028	6.125%	3,275,000	2,988,359
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,940,339
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,365,613
Total			14,139,692
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,565,696
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	3,948,000	3,893,822
Newell Brands, Inc.
09/15/2027	6.375%	879,000	889,010
05/15/2030	6.375%	832,000	829,676
05/15/2032	6.625%	1,961,000	1,950,818
Newell, Inc.(h)
04/01/2026	5.700%	679,000	678,504
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,652,376
Total			11,459,902
Diversified Manufacturing 0.8%
Amsted Industries, Inc.(a),(i)
03/15/2033	6.375%	554,000	555,300
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	14,762,408
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,417,040
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,600,000	4,658,200
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,558,919
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,172,624
Gates Corp. (The)(a)
07/01/2029	6.875%	685,000	701,831
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,198,027
06/30/2029	5.875%	3,498,000	3,371,579
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,769,704
07/15/2032	6.500%	2,533,000	2,555,563
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	449,000	468,701
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,570,000	1,580,083
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,581,714
Wesco Distribution, Inc.(a),(i)
03/15/2033	6.375%	1,163,000	1,173,408
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,485,423
03/15/2029	6.375%	2,103,000	2,141,640
03/15/2032	6.625%	2,702,000	2,760,343
Total			47,912,507
Electric 1.8%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,378,239
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,447,342
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,275,000	2,254,928
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,988,861
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,600,462
01/15/2032	3.750%	3,452,000	2,996,258
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,553,838
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,875,246
Edison International
11/15/2028	5.250%	7,553,000	7,369,343
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,882,664
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,284,647
Long Ridge Energy LLC(a)
02/15/2032	8.750%	1,542,000	1,548,331
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	603,000	579,087
09/15/2027	4.500%	8,245,000	7,876,426
01/15/2029	7.250%	2,097,000	2,083,917
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,254,018
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,130,061
06/15/2029	5.250%	2,719,000	2,664,697
07/15/2029	5.750%	1,030,000	1,018,334
02/15/2032	3.875%	449,000	400,482
02/01/2033	6.000%	1,267,000	1,253,380
11/01/2034	6.250%	967,000	970,130
Pacific Gas and Electric Co.
07/01/2050	4.950%	15,675,000	13,501,149
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	696,000	658,616
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,554,574
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.(h)
03/15/2055	7.375%	1,357,000	1,341,866
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	5,930,000	5,580,044
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,611,594
02/15/2027	5.625%	3,311,000	3,309,279
07/31/2027	5.000%	1,280,000	1,265,525
10/15/2031	7.750%	3,834,000	4,051,479
04/15/2032	6.875%	1,408,000	1,454,084
Total			102,738,901
Environmental 0.2%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	1,425,000	1,423,906
08/01/2028	4.000%	2,000,000	1,896,533
01/15/2031	6.750%	3,195,000	3,312,701
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	2,765,000	2,802,169
Total			9,435,309
Finance Companies 0.9%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,875,882
04/15/2029	6.875%	1,579,000	1,616,883
03/15/2030	5.875%	2,325,000	2,305,429
Navient Corp.
06/25/2025	6.750%	878,000	881,475
03/15/2027	5.000%	2,610,000	2,574,377
03/15/2029	5.500%	1,093,000	1,051,691
03/15/2031	11.500%	2,337,000	2,651,914
08/01/2033	5.625%	2,634,000	2,351,538
OneMain Finance Corp.
05/15/2029	6.625%	3,362,000	3,427,034
03/15/2030	7.875%	2,502,000	2,630,046
09/15/2030	4.000%	1,882,000	1,695,162
05/15/2031	7.500%	1,847,000	1,923,752
11/15/2031	7.125%	817,000	840,399
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	3,354,000	3,486,935
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,414,749
10/15/2033	4.000%	19,824,000	17,160,176
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	165,070
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	996,000	986,078
04/15/2029	5.500%	155,000	150,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UWM Holdings LLC(a)
02/01/2030	6.625%	1,808,000	1,823,434
Total			54,012,307
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,515,167
05/15/2048	5.300%	17,883,000	16,560,022
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	1,260,000	1,383,561
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	726,000	757,316
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	3,948,642
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,830,402
General Mills, Inc.
01/30/2027	4.700%	4,450,000	4,465,461
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	874,377
01/31/2030	4.125%	2,124,000	1,979,809
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,884,259
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,149,783
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,207,178
09/15/2031	4.500%	2,918,000	2,663,883
02/15/2032	6.250%	1,824,000	1,839,672
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,957,000	2,948,076
04/30/2029	4.375%	3,350,000	3,206,134
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,897,000	4,575,773
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,607,674
02/15/2029	4.750%	967,000	935,845
06/01/2030	4.625%	3,348,000	3,193,360
01/15/2032	7.250%	1,450,000	1,515,226
Total			66,041,620
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,241,147
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,622,000	1,526,834
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	5,211,112
02/15/2030	7.000%	3,769,000	3,883,130
02/15/2032	6.500%	3,184,000	3,229,548
10/15/2032	6.000%	1,927,000	1,877,682
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,123,483
05/01/2031	6.750%	1,149,000	1,171,868
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	916,000	924,379
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	344,321
MGM Resorts International
09/15/2029	6.125%	1,569,000	1,578,367
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,992,000	4,768,738
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	414,000	409,946
07/01/2029	4.125%	2,177,000	1,981,642
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	3,577,000	3,573,321
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,720,000	4,642,525
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,523,226
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	2,163,000	2,156,556
Total			43,167,825
Health Care 2.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,032,170
04/15/2029	5.000%	3,480,000	3,247,284
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,760,481
11/01/2029	3.875%	4,019,000	3,724,433
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,578,331
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	438,083
03/15/2029	3.750%	1,124,000	1,049,972
03/15/2031	4.000%	975,000	882,969
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	2,690,000	2,595,297
04/15/2029	6.875%	2,712,000	1,891,590
05/15/2030	5.250%	5,131,000	4,345,766
02/15/2031	4.750%	2,397,000	1,945,188
01/15/2032	10.875%	1,005,000	1,028,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
03/15/2050	3.400%	2,340,000	1,604,239
Cigna Group (The)
02/15/2054	5.600%	2,304,000	2,227,507
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,688,000	1,751,852
CVS Health Corp.
03/25/2038	4.780%	19,380,000	17,579,713
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	18,980,000	19,480,281
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,200,679
09/01/2030	3.500%	31,379,000	29,137,194
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	483,867
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	818,152
05/15/2027	5.000%	1,864,000	1,845,548
05/15/2030	6.500%	993,000	1,015,848
LifePoint Health, Inc.(a)
10/15/2030	11.000%	113,000	124,342
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,131,000	2,164,097
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,688,784
10/01/2029	5.250%	6,635,000	6,433,430
Select Medical Corp.(a)
12/01/2032	6.250%	2,753,000	2,742,140
Star Parent, Inc.(a)
10/01/2030	9.000%	5,813,000	6,087,322
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	2,351,000	2,352,025
Tenet Healthcare Corp.
02/01/2027	6.250%	3,617,000	3,615,124
11/01/2027	5.125%	2,981,000	2,946,039
10/01/2028	6.125%	2,640,000	2,638,927
01/15/2030	4.375%	1,759,000	1,654,701
05/15/2031	6.750%	3,662,000	3,736,355
Total			142,848,641
Healthcare Insurance 0.8%
Centene Corp.
10/15/2030	3.000%	43,721,000	38,304,262
03/01/2031	2.500%	9,867,000	8,333,421
08/01/2031	2.625%	7,000	5,899
Total			46,643,582
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,155,435
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,294,020
Total			4,449,455
Independent Energy 1.0%
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,384,000	1,416,873
03/15/2032	7.375%	3,776,000	3,691,720
Civitas Resources, Inc.(a)
07/01/2028	8.375%	903,000	940,313
11/01/2030	8.625%	1,354,000	1,423,514
07/01/2031	8.750%	2,093,000	2,185,073
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,085,483
03/01/2032	7.250%	1,637,000	1,680,020
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,834,795
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,278,000	1,257,357
01/15/2030	5.875%	407,000	387,631
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,411,000	2,447,885
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,382,079
02/01/2029	5.750%	3,120,000	3,047,409
11/01/2033	8.375%	1,726,000	1,804,841
02/15/2035	7.250%	3,873,000	3,808,595
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,237,594
04/15/2032	6.500%	2,984,000	2,984,448
04/15/2033	6.250%	1,377,000	1,358,469
Occidental Petroleum Corp.
08/01/2027	5.000%	3,276,000	3,290,885
10/01/2054	6.050%	3,976,000	3,844,527
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,695,816
02/01/2033	6.250%	1,366,000	1,372,939
SM Energy Co.(a)
08/01/2029	6.750%	1,344,000	1,345,633
08/01/2032	7.000%	2,495,000	2,498,622
Total			59,022,521
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,510,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	690,223
Carnival Corp.(a)
03/01/2026	7.625%	2,796,000	2,800,087
08/01/2028	4.000%	3,427,000	3,295,485
08/15/2029	7.000%	1,868,000	1,963,135
03/15/2030	5.750%	2,619,000	2,627,330
02/15/2033	6.125%	2,523,000	2,540,707
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	546,909
10/01/2028	6.500%	782,000	789,017
Cinemark USA, Inc.(a)
08/01/2032	7.000%	785,000	802,711
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	638,658
NCL Corp., Ltd.(a)
03/15/2026	5.875%	276,000	276,038
02/15/2027	5.875%	1,143,000	1,145,446
02/01/2032	6.750%	2,093,000	2,140,082
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,855,000	1,857,504
09/30/2031	5.625%	2,128,000	2,116,006
03/15/2032	6.250%	944,000	963,140
02/01/2033	6.000%	2,746,000	2,776,731
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,765,000	1,819,992
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	3,028,392
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,617,960
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,274,821
02/15/2029	7.000%	1,092,000	1,103,390
07/15/2031	9.125%	960,000	1,042,056
Total			38,855,820
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	1,440,000	1,471,715
Met Tower Global Funding(a)
01/14/2028	4.800%	5,571,000	5,622,030
04/12/2029	5.250%	6,782,000	6,944,927
Total			14,038,672
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	964,809
04/01/2032	6.125%	2,704,000	2,743,747
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,353,000	1,233,309
01/15/2032	6.625%	2,180,000	2,204,826
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,883,115
Total			9,029,806
Media and Entertainment 1.0%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	1,064,000	1,121,383
06/01/2029	7.500%	5,565,000	4,933,955
04/01/2030	7.875%	2,487,000	2,537,534
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,833,000	1,791,809
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,531,967
05/01/2030	10.875%	870,862	518,078
Mav Acquisition Corp.(a)
08/01/2029	8.000%	809,000	813,717
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	1,798,000	1,840,815
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,499,190
01/15/2029	4.250%	811,000	762,266
03/15/2030	4.625%	2,185,000	2,044,057
02/15/2031	7.375%	696,000	731,428
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,953,000	1,772,348
Roblox Corp.(a)
05/01/2030	3.875%	5,315,000	4,892,138
Snap, Inc.(a)
03/01/2033	6.875%	2,602,000	2,634,233
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,596,582
05/01/2029	4.500%	2,385,000	2,153,557
Warnermedia Holdings, Inc.
03/15/2027	3.755%	5,168,000	5,044,651
03/15/2062	5.391%	22,362,000	17,068,095
Total			58,287,803
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,115,961
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	784,686
10/01/2031	5.125%	2,729,000	2,588,803
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	905,000	909,836
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,467,395
04/15/2029	3.750%	4,741,000	4,364,724
08/15/2032	6.375%	2,504,000	2,507,920
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,446,678
04/01/2029	6.125%	5,064,000	5,058,504
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	4,469,000	4,066,360
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,327,913
01/30/2030	4.750%	2,010,000	1,893,243
08/15/2031	3.875%	1,651,000	1,450,999
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	898,546
Total			30,881,568
Midstream 2.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,756,859
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	5,011,900
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	5,594,000	5,866,581
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,506,341
06/15/2031	4.375%	3,480,000	3,233,567
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,893,466
EQM Midstream Partners LP(a)
07/01/2027	6.500%	1,236,000	1,268,099
01/15/2029	4.500%	1,319,000	1,284,503
04/01/2029	6.375%	1,191,000	1,222,520
01/15/2031	4.750%	5,225,000	5,049,360
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	15,848,223
09/30/2040	3.250%	3,925,000	3,039,404
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,352,946
Hess Midstream Operations LP(a)
03/01/2028	5.875%	813,000	819,208
10/15/2030	5.500%	666,000	658,547
NuStar Logistics LP
10/01/2025	5.750%	4,717,000	4,715,956
06/01/2026	6.000%	3,288,000	3,304,840
04/28/2027	5.625%	1,573,000	1,576,456
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,242,085
05/01/2032	7.250%	2,041,000	2,129,160
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	3,956,000	4,014,545
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,127,846
08/15/2031	4.125%	4,227,000	3,853,448
11/01/2033	3.875%	9,533,000	8,281,035
Venture Global LNG, Inc.(a),(h),(j)
	9.000%	3,374,000	3,430,841
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,685,023
01/15/2030	7.000%	1,548,000	1,569,546
06/01/2031	8.375%	2,038,000	2,124,490
02/01/2032	9.875%	2,466,000	2,697,641
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	4,046,389
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,478,889
Total			134,089,714
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	6,399,000	6,063,704
Oil Field Services 0.4%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,404,024
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	944,379
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,217,000	1,156,601
Nabors Industries, Inc.(a)
05/15/2027	7.375%	531,000	532,154
01/31/2030	9.125%	2,356,000	2,396,978
08/15/2031	8.875%	3,129,000	2,815,281
Noble Finance II LLC(a)
04/15/2030	8.000%	1,638,000	1,655,958
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,327,323	2,374,823
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	2,230,238	2,280,212
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	765,620
05/15/2031	8.500%	3,061,000	3,028,399
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	2,768,000	2,844,631
Total			22,199,060
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,292,470
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,024,459
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,002,083
Total			3,319,012
Other REIT 0.4%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,829,179
02/01/2027	4.250%	1,293,000	1,258,406
06/15/2029	4.750%	3,261,000	3,144,234
07/15/2031	7.000%	1,836,000	1,909,865
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,065,916
05/15/2029	4.875%	1,134,000	1,083,980
02/01/2030	7.000%	947,000	966,493
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	638,153
02/15/2029	4.500%	860,000	823,259
04/01/2032	6.500%	1,679,000	1,700,509
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,080,780
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,600,248
XHR LP(a)
05/15/2030	6.625%	712,000	721,423
Total			22,822,445
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	6,252,000	5,460,005
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,538,000	3,201,175
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	2,222,000	2,256,229
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,565,100
08/15/2027	8.500%	1,408,000	1,406,136
Total			15,888,645
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	1,800,000	1,808,527
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	443,809
AbbVie, Inc.
03/15/2029	4.800%	13,495,000	13,637,858
11/21/2029	3.200%	3,726,000	3,508,699
Amgen, Inc.
03/02/2063	5.750%	9,555,000	9,575,855
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	789,000	798,581
Gilead Sciences, Inc.
03/01/2026	3.650%	36,182,000	35,900,301
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	5,749,000	5,437,710
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,494,283
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,722,000	1,638,280
04/30/2031	5.125%	2,517,000	2,294,192
Total			75,729,568
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	692,266
10/15/2027	6.750%	2,659,000	2,654,546
04/15/2028	6.750%	5,567,000	5,621,894
11/01/2029	5.875%	609,000	591,341
01/15/2031	7.000%	2,647,000	2,695,070
10/01/2031	6.500%	1,285,000	1,287,484
10/01/2032	7.375%	1,162,000	1,187,154
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,002,261
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	573,000	590,314
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	2,248,000	2,335,377
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,403,000	3,442,048
02/15/2032	7.500%	591,000	638,536
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,549,000	4,446,175
HUB International Ltd.(a)
01/31/2032	7.375%	1,052,000	1,079,482
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,398,003
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,742,347
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(a)
08/01/2032	5.875%	2,930,000	2,913,465
Total			45,317,763
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,813,795
Norfolk Southern Corp.
06/15/2026	2.900%	8,699,000	8,542,363
08/01/2030	5.050%	10,246,000	10,423,716
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	3,763,000	3,876,658
Total			25,656,532
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	3,236,000	3,102,043
09/15/2029	5.625%	1,840,000	1,841,587
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,233,996
01/15/2030	6.750%	2,452,000	2,281,316
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,368,426
Total			10,827,368
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	668,446
02/15/2032	5.000%	701,000	653,558
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,135,000	1,132,703
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	951,294
01/15/2030	6.375%	699,000	711,432
Hanesbrands, Inc.(a)
05/15/2026	4.875%	645,000	646,124
02/15/2031	9.000%	2,181,000	2,322,193
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,047,468
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,088,284
08/01/2031	8.250%	1,111,000	1,172,646
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,223,786
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,056,000	1,653,916
04/01/2062	4.450%	18,659,000	14,942,607
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,780,000	2,637,779
02/15/2029	7.750%	2,190,000	2,119,370
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,521,000	3,897,228
Total			36,868,834
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,086,361
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,691,685
02/15/2030	4.875%	536,000	517,329
Total			4,295,375
Technology 2.8%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	2,379,000	2,427,832
Block, Inc.
06/01/2026	2.750%	1,714,000	1,662,415
06/01/2031	3.500%	1,723,000	1,529,609
Block, Inc.(a)
05/15/2032	6.500%	3,394,000	3,463,747
Broadcom, Inc.
04/15/2028	4.800%	6,313,000	6,357,178
Broadcom, Inc.(a)
11/15/2036	3.187%	16,529,000	13,603,951
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	909,105
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	2,295,000	2,169,333
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	2,626,000	2,435,988
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,198,673
07/01/2029	4.875%	3,188,000	2,925,127
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	7,028,718
06/30/2032	8.250%	3,978,000	4,128,590
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,174,000	4,066,984
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	1,060,000	1,067,623
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,514,327
06/15/2030	5.950%	3,323,000	3,324,611
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,453,134
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gen Digital, Inc.(a)
04/01/2033	6.250%	1,891,000	1,892,935
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	4,967,000	5,191,877
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,712,605
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,172,814
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,437,000	4,494,007
Intel Corp.
03/25/2050	4.750%	6,800,000	5,611,872
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,590,000	2,441,797
05/30/2029	9.500%	4,782,000	4,929,499
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,451,205
09/15/2029	4.875%	664,000	639,764
07/15/2030	5.250%	2,592,000	2,499,937
01/15/2033	6.250%	1,187,000	1,193,705
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,508,000	6,316,514
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	3,431,000	3,744,560
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,366,642
04/15/2029	5.125%	982,000	945,057
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,430,000	3,968,321
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,059,582
01/15/2033	5.000%	7,610,000	7,545,128
Picard Midco, Inc.(a)
03/31/2029	6.500%	5,565,000	5,475,499
Seagate HDD
12/15/2029	8.250%	1,930,000	2,066,844
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,993,216
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	443,343
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	5,046,820
08/15/2032	6.750%	1,276,000	1,299,461
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,542,630
Synaptics, Inc.(a)
06/15/2029	4.000%	2,494,000	2,310,646
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,321,964
WEX, Inc.(a),(i)
03/15/2033	6.500%	1,407,000	1,406,803
Zebra Technologies Corp.(a)
06/01/2032	6.500%	1,796,000	1,825,870
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,780,409
Total			160,958,271
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	1,446,000	1,473,210
02/15/2031	8.000%	3,134,000	3,188,266
ERAC USA Finance LLC(a)
11/01/2025	3.800%	907,000	902,058
05/01/2028	4.600%	13,488,000	13,500,281
Total			19,063,815
Wireless 0.4%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,117,738
Altice France SA(a)
07/15/2029	5.125%	5,899,000	4,570,935
10/15/2029	5.500%	1,316,000	1,027,693
SBA Communications Corp.
02/15/2027	3.875%	460,000	447,956
02/01/2029	3.125%	5,224,000	4,788,329
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,316,799
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	806,827
07/15/2031	4.750%	3,500,000	3,072,104
04/15/2032	7.750%	1,430,000	1,450,176
Total			20,598,557
Wirelines 0.5%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,529,600
Fibercop SpA(a)
07/18/2036	7.200%	385,000	386,321
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,919,805
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	869,545
03/15/2031	8.625%	2,232,000	2,385,562
Iliad Holding SAS(a)
10/15/2028	7.000%	5,063,000	5,153,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Iliad Holding SASU(a)
04/15/2031	8.500%		1,331,000	1,417,894
04/15/2032	7.000%		1,563,000	1,579,035
Optics Bidco SpA(a)
06/04/2038	7.721%		1,327,000	1,374,712
Verizon Communications, Inc.
03/21/2031	2.550%		7,180,000	6,314,973
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		2,852,000	2,949,480
Total				29,880,459
Total Corporate Bonds & Notes (Cost $1,992,394,901)				1,975,926,594

Foreign Government Obligations(k),(l) 7.2%

Brazil 0.7%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	18,524,500	29,675,454
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,858,020
01/07/2041	5.625%		11,000,000	9,776,508
Total				41,309,982
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,245,318
11/15/2028	8.500%		880,000	932,852
02/15/2030	9.000%		2,480,000	2,679,606
12/01/2031	7.000%		1,080,000	1,119,293
Total				7,977,069
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		9,000,000	6,223,710
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		5,176,000	5,368,272
Total				11,591,982
Colombia 0.3%
Colombia Government International Bond
06/15/2045	5.000%		14,500,000	10,156,041
05/15/2049	5.200%		9,119,000	6,353,056
Total				16,509,097
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,503,819
04/30/2044	7.450%		7,900,000	8,467,585
01/27/2045	6.850%		3,544,000	3,574,389
Total				16,545,793
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	6,043,833
01/31/2047	8.500%		5,700,000	4,535,252
02/21/2048	7.903%		3,000,000	2,256,496
03/01/2049	8.700%		965,000	778,893
Total				13,614,474
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,764,614
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	23,232,292
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,222,486
Total				35,219,392
Indonesia 0.5%
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	13,330,948
04/15/2039	8.375%	IDR	68,305,000,000	4,597,279
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		8,300,000	6,116,930
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,421,057
Total				29,466,214
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	8,566,442
06/15/2033	6.125%		3,847,000	3,461,230
Total				12,027,672
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	6,635,984
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	4,944,073
Mexico 1.4%
Mexican Bonos
09/03/2026	7.000%	MXN	1,189,961,000	56,500,771
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,597,190
05/07/2036	6.000%		5,257,000	5,117,608
08/14/2041	4.280%		300,000	229,933
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,543,524
02/12/2028	5.350%		4,594,000	4,264,087
02/12/2048	6.350%		8,000,000	5,366,297
Total				82,619,410
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		7,000,000	5,598,353
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,806,360
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,321,067
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,991,869
08/11/2044	6.100%		2,939,000	2,851,941
Total				4,843,810
Romania 0.3%
Romanian Government International Bond(a)
02/10/2037	7.500%		4,732,000	4,875,209
01/28/2050	3.375%	EUR	12,000,000	7,935,764
02/14/2051	4.000%		2,246,000	1,448,351
Total				14,259,324
Saudi Arabia 0.4%
Gaci First Investment Co.(a)
10/13/2032	5.250%		8,600,000	8,622,367
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	13,181,857
Total				21,804,224
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	22,531,880
Turkey 0.7%
Turkiye Government Bond
08/12/2026	36.000%	TRY	875,041,470	24,175,162
Turkiye Government International Bond
02/12/2032	7.125%		17,157,000	17,166,643
Total				41,341,805
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	5,600,000	5,344,059
DP World Ltd.(a)
09/25/2048	5.625%	6,091,000	5,801,784
DP World PLC(a)
07/02/2037	6.850%	3,650,000	4,011,872
09/30/2049	4.700%	2,000,000	1,709,433
Total			16,867,148
Total Foreign Government Obligations (Cost $429,472,384)			417,835,113

Residential Mortgage-Backed Securities - Agency 33.7%

Fannie Mae REMICS(b),(m)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.748%	48,780,787	4,697,760
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.534%	67,925,140	6,980,938
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.734%	70,089,392	8,078,559
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	54,162,247	47,674,523
08/01/2052	4.000%	24,562,098	23,280,163
09/01/2052- 10/01/2053	5.000%	183,716,682	182,629,073
07/01/2053- 12/01/2053	5.500%	80,871,655	81,510,105
12/01/2053	6.000%	37,345,455	38,510,695
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%	1,898,977	321,123
CMO Series 4147 Class CI
01/15/2041	3.500%	610,148	8,857
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.497%	3,741,754	388,432
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.844%	6,245,507	572,474
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.584%	20,663,150	2,294,781
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.547%	665,911	66,189
Federal Home Loan Mortgage Corp.(d),(m)
CMO Series 4515 Class SA
08/15/2038	2.114%	2,441,598	125,016
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5051 Class KI
12/25/2050	2.500%	33,127,111	5,063,462
CMO Series 5192 Class PI
10/25/2051	2.500%	52,915,252	6,120,549
CMO Series 5198 Class KI
02/25/2052	3.000%	38,732,354	7,016,300
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	107,646,072	94,952,133
04/01/2052	2.500%	14,242,840	11,958,386
05/01/2052- 09/01/2052	3.500%	211,102,864	193,878,934
07/01/2052	4.500%	48,774,657	47,117,526
10/01/2053	5.000%	38,960,098	38,427,459
10/01/2053	5.500%	34,015,116	34,406,774
Federal National Mortgage Association(d),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,042,473	20
Federal National Mortgage Association(m)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	415,321	8,746
CMO Series 2012-131 Class MI
01/25/2040	3.500%	298,396	3,622
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,386,697	197,516
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.434%	5,404,837	550,638
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.684%	9,155,392	1,073,986
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	1.584%	8,067,454	943,935
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.534%	5,219,514	607,426
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.534%	18,589,136	1,983,680
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.634%	5,844,300	664,959
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.684%	20,019,742	2,358,159
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.684%	6,642,334	828,764
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.584%	18,297,709	2,310,360
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	1.534%	18,490,252	1,885,836
Federal National Mortgage Association REMICS(m)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	31,203,970	4,637,331
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(m)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.348%	138,546,640	7,798,790
Freddie Mac REMICS(m)
CMO Series 5287 Class NI
05/25/2051	3.500%	36,795,528	7,168,670
Freddie Mac REMICS(b),(m)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.547%	86,042,622	8,803,855
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 06/25/2054	8.177%	38,000,000	38,836,635
Government National Mortgage Association
08/15/2031	7.000%	10,377	10,659
04/15/2034	5.000%	60,256	61,152
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	5,307,250	318,493
CMO Series 2020-138 Class GI
09/20/2050	3.000%	30,561,895	4,886,566
CMO Series 2020-191 Class UG
12/20/2050	3.500%	35,598,733	6,080,677
CMO Series 2021-140 Class IW
08/20/2051	3.500%	42,375,668	8,321,352
CMO Series 2021-57 Class KI
03/20/2051	3.500%	39,250,773	7,377,999
CMO Series 2021-89 Class IO
05/20/2051	3.000%	44,248,441	6,929,863
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.674%	8,321,742	1,014,226
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.774%	6,745,972	814,407
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.824%	7,487,951	870,376
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.774%	9,999,071	1,389,266
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.774%	11,871,515	1,391,229
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.724%	22,685,046	2,857,030
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.674%	9,461,106	1,066,592
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.674%	8,139,528	1,103,524
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.774%	7,268,452	858,365
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.624%	19,214,981	2,267,439
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.624%	5,390,676	612,953
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.624%	15,626,909	1,797,979
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.624%	13,292,981	1,289,119
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.624%	12,959,538	1,493,920
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.724%	8,694,443	993,950
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.724%	8,697,905	968,447
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.774%	51,222,133	6,918,753
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.624%	34,207,293	4,141,179
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.174%	33,777,893	5,164,255
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.624%	38,680,252	4,097,941
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	41,214,350	5,738,278
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.874%	46,434,678	6,023,400
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.604%	24,168,451	2,799,702
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.454%	59,457,068	7,736,708
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.624%	65,215,185	8,199,779
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.624%	37,178,899	4,110,086
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.724%	60,597,350	7,899,089
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.724%	70,196,702	8,942,225
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.624%	58,954,644	7,298,385
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.344%	41,715,845	3,760,996
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.404%	74,029,965	6,837,830
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.774%	66,871,047	8,284,774
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.624%	72,568,317	8,923,799
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.604%	56,264,457	4,655,180
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.304%	71,541,637	8,893,870
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.774%	60,287,976	6,729,260
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.874%	78,678,646	9,780,354
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.904%	101,895,177	7,246,795
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.604%	113,820,843	13,269,257
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.627%	47,601,712	5,005,039
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.954%	70,240,493	5,023,537
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.904%	30,756,929	3,920,094
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.904%	47,044,292	6,476,136
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.304%	68,778,472	7,791,927
Government National Mortgage Association TBA(i)
03/20/2055	3.000%	32,000,000	28,467,500
Uniform Mortgage-Backed Security TBA(i)
03/18/2040	3.000%	19,000,000	17,976,467
03/13/2055	4.000%	224,500,000	210,440,232
03/13/2055	4.500%	195,500,000	188,420,368
03/13/2055	5.000%	62,000,000	60,988,115
03/13/2055	5.500%	132,000,000	132,164,575
03/13/2055	6.000%	152,000,000	154,483,259
Total Residential Mortgage-Backed Securities - Agency (Cost $1,961,373,316)			1,950,127,866

Residential Mortgage-Backed Securities - Non-Agency 9.6%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	14,870,509	15,054,178
Antler Mortgage Trust(a),(d)
CMO Series 2024-RTL1
05/25/2026	9.487%	1,351,050	1,361,335
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	4,141,029	4,121,902
CIM Trust(a),(h)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	6,668,435	6,652,453
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2010-6 Class 2A2
09/25/2035	6.698%	57,928	57,641
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	704,182	698,459
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.617%	1,231,550	1,236,999
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	4,731,587	4,723,539
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.602%	9,950,000	10,704,536
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.352%	15,400,000	16,753,751
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	7.002%	10,400,000	11,137,130
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.402%	15,700,000	16,922,958
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.466%	5,887,000	5,521,481
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.466%	7,646,288	6,902,748
Freddie Mac Structured Agency Credit Risk Debt Notes(m)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	681,940,081	5,073,839
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,229,231,242	3,720,268
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,229,231,242	4,753,560
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.000% 06/25/2033	4.683%	14,608,000	11,855,507
GITSIT Mortgage Loan Trust(a),(c),(h)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	17,680,000	17,684,144
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,284,490
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,099,650
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	28,425,033	28,569,242
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,451,127	3,405,606
NYMT Loan Trust(a),(h)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,326,879
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.352%	7,146,278	7,199,086
OBX Trust(a),(h)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	9,712,080	9,800,009
OSAT Trust(a),(h)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	7,053,202	6,793,654
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	14,241,387	14,090,579
Preston Ridge Partners Mortgage(a),(h)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	10,028,401	10,033,612
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	10,865,138
PRET LLC(a),(h)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	15,756,974	15,797,699
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	7,670,649	7,708,715
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	25,270,706	25,444,885
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	18,594,830	18,734,498
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,794,000	10,891,396
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	17,518,277	17,626,852
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	19,224,384	19,423,410
Pretium Mortgage Credit Partners(a),(h)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	10,162,364	10,164,293
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	6,476,205	6,440,466
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(d)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	13,497,176	12,444,388
PRPM LLC(a),(h)
CMO Series 2024-7 Class A1
12/25/2029	5.870%	20,200,155	20,324,529
CMO Series 2024-8 Class A1
12/25/2029	5.897%	12,154,350	12,233,152
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.502%	18,984,000	19,146,721
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.251%	6,900,000	6,976,963
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	19,920,357	19,920,158
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,607,139
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	9.934%	10,750,000	11,074,390
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	11,921,835	11,971,959
Vericrest Opportunity Loan Transferee(a),(h)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	2,740,490	2,735,004
Verus Securitization Trust(a),(d)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,917,215
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,896,077
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,402,283
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $548,615,824)			556,286,565
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Holdings II LLC(c),(e),(f)	3,400	44,200
Entertainment 0.0%
Cineworld Group PLC(e)	31,901	780,915
Total Communication Services		825,115
Total Rights (Cost $435,521)		825,115

Senior Loans 9.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Bleriot US Bidco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 2.750% 10/31/2030	7.079%	748,125	747,893
Goat Holdco LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.324%	870,878	866,794
TransDigm, Inc.(b),(n)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.829%	3,754,874	3,755,136
Total			5,369,823
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	9.305%	2,073,358	2,115,343
American Airlines, Inc.(b),(n)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.959%	1,497,808	1,490,948
Total			3,606,291
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(n)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.362%	1,543,573	1,537,785
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.824%	2,131,379	2,120,722
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.074%	447,181	446,063
First Brands Group LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	1,691,324	1,619,443
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	1,112,470	1,064,912
Total			6,788,925
Brokerage/Asset Managers/Exchanges 0.5%
Allspring Buyer LLC(b),(n)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.375%	1,716,276	1,716,276
Aretec Group, Inc.(b),(n),(o)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.824%	2,973,698	2,963,348
DRW Holdings LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% 06/26/2031	7.791%	800,000	797,248
Focus Financial Partners LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 3.250% 09/15/2031	7.574%	1,297,848	1,295,083
Focus Financial Partners LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.074%	47,696	47,594
GIH Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.829%	1,750,000	1,748,548
GTCR Everest Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.079%	2,500,000	2,495,700
HighTower Holding LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/03/2032	7.291%	1,388,326	1,384,855
Jane Street Group LLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.313%	1,285,660	1,269,191
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.322%	2,070,050	2,066,593
June Purchaser LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 11/28/2031	1.625%	179,947	180,379
June Purchaser LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% 11/28/2031	7.579%	1,079,684	1,082,275
Osaic Holdings, Inc.(b),(n),(o)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.824%	3,140,206	3,137,819
PEX Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	7.079%	3,453,986	3,458,303
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.291%	2,706,761	2,601,198
VFH Parent LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.824%	1,463,455	1,464,919
Total			27,709,329
Building Materials 0.4%
Cornerstone Building Brands, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.662%	1,367,441	1,265,854
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.812%	279,472	262,922
Cotiviti Holdings LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 02/12/2032	7.568%	1,815,000	1,815,000
Foundation Building Materials, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.802%	1,979,487	1,880,513
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.552%	328,507	312,081
Gulfside Supply, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.326%	1,476,693	1,472,204
Johnstone Supply LLC(b),(n)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.820%	2,280,286	2,270,777
Kodiak BP LLC(b),(n),(o)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.046%	2,534,616	2,528,989
LBM Acquisition LLC (b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.167%	1,843,115	1,793,498
Madison Safety & Flow LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.574%	603,324	603,825
Park River Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	7.822%	864,817	837,705
Quikrete Holdings, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 2.250% 02/10/2032	6.572%	766,504	765,071
Quikrete Holdings, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.574%	2,143,588	2,140,308
Smyrna Ready Mix Concrete LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.322%	1,300,000	1,304,875
Specialty Building Products Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.174%	776,725	770,092
Standard Building Solutions, Inc.(b),(n)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.072%	675,242	675,242
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(b),(n)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.574%	2,838,880	2,828,887
Total			23,527,843
Cable and Satellite 0.2%
Charter Communications Operating LLC(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.560%	908,955	907,355
CSC Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.812%	1,417,665	1,391,083
DIRECTV Financing LLC(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	9.552%	303,148	303,230
Iridium Communications, Inc.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.574%	905,963	894,358
Sunrise Financing Partnership(b),(n)
Term Loan
6-month Term SOFR + 2.500% 02/29/2032	6.783%	2,454,049	2,428,478
Telesat Canada(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.325%	2,179,765	1,293,146
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.926%	1,925,000	1,882,900
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.676%	1,000,000	982,390
Total			10,082,940
Chemicals 0.4%
A-AP Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 09/09/2031	7.574%	654,791	655,610
Ascend Performance Materials Operations LLC(b),(n)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	9.095%	1,147,932	563,302
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco SARL(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	8.354%	1,542,031	1,478,284
Ineos Quattro Holdings UK Ltd.(b),(c),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.674%	2,436,588	2,375,673
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	8.597%	2,307,496	2,270,000
1-month Term SOFR + 3.000% 02/07/2031	7.324%	679,910	669,467
Innophos Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.688%	1,890,777	1,889,094
Nouryon Finance BV(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	8.628%	1,142,212	1,146,141
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	7.554%	1,119,944	1,125,544
Olympus Water US Holding Corp.(b),(n)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.337%	2,324,250	2,317,579
PMHC II, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	8.689%	1,106,433	1,069,854
Sparta US Holdco LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 08/02/2030	7.309%	967,569	970,472
Tronox Finance LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.827%	500,000	493,565
Tronox Finance LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/04/2029	6.601%	477,095	470,415
USALCO LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 09/30/2031	1.000%	85,566	85,779
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.324%	830,489	832,565
Windsor Holdings III LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	7.822%	2,783,517	2,773,079
WR Grace Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	1,230,965	1,229,426
Total			22,415,849
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(c),(n)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.829%	993,492	991,009
Consumer Cyclical Services 0.5%
AlixPartners LLP(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.938%	2,181,147	2,186,055
Allied Universal Holdco LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.174%	2,353,490	2,355,349
AmSpec Parent LLC(b),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 12/22/2031	1.000%	133,333	133,084
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.579%	866,667	856,710
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.674%	2,928,785	2,874,778
Conservice Midco LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.325%	2,883,658	2,883,658
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.324%	1,968,981	1,961,106
Cushman & Wakefield US Borrower LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	7.574%	1,303,656	1,304,738
Ensemble RCM LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.291%	996,251	999,420
Fleet Midco I Ltd.(b),(c),(n)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.055%	1,446,762	1,444,953
Go Daddy Operating Co. LLC/GD Finance, Inc.(b),(n)
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 11/09/2029	6.074%	423,974	423,351
OMNIA Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.050%	1,645,875	1,643,966
PG Polaris Bidco SARL(b),(n)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.329%	2,267,787	2,272,504
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.313%	1,411,171	1,408,207
Raven Acquisition Holdings LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	194,745	193,806
Raven Acquisition Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.574%	2,726,426	2,713,285
Signal Parent, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/03/2028	7.924%	1,806,344	1,551,017
TruGreen LP(b),(c),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.424%	1,062,901	1,007,098
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.052%	1,171,875	294,434
Total			28,507,519
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.074%	1,230,557	1,228,798
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.074%	1,917,937	1,917,400
Osmosis Buyer Ltd.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.309%	748,125	745,394
1-month Term SOFR + 3.000% Floor 0.500% 07/31/2028	7.337%	740,568	737,865
Recess Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.047%	1,262,623	1,268,936
SRAM LLC(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 2.250% 02/20/2032	6.574%	2,076,087	2,068,301
SWF Holdings I Corp.(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 0.500% 12/19/2029	0.500%	98,903	99,810
SWF Holdings I Corp.(b),(n)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.824%	74,177	74,858
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.438%	744,323	636,396
Thor Industries, Inc.(b),(c),(n)
Tranche B3 Term Loan
1-month Term SOFR + 2.250% 11/15/2030	6.574%	325,723	326,537
Topgolf Callaway Brands Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.324%	2,254,425	2,226,718
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Weber-Stephen Products LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.688%	2,369,529	2,348,795
Total			13,679,808
Diversified Manufacturing 0.4%
BCP VI Summit Holdings LP(b),(n),(o)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.824%	1,480,950	1,489,465
DXP Enterprises, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	8.074%	1,352,332	1,357,404
Dynamo Midco BV(b),(n)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/30/2031	8.245%	565,766	567,537
EMRLD Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 2.500% 08/04/2031	6.829%	137,603	137,234
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	2,690,543	2,681,288
Filtration Group Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/21/2028	7.324%	2,611,510	2,623,470
Gates Corp.(b),(n)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	6.074%	1,473,134	1,464,929
Hobbs & Associates LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	7.064%	1,499,659	1,494,980
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(n)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	1,454,928	1,460,646
Madison IAQ LLC(b),(n)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	2,615,599	2,611,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TK Elevator Midco GmbH(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	7.737%	3,479,451	3,479,903
Vertiv Group Corp.(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	6.059%	1,417,627	1,416,252
WEC US Holdings Ltd.(b),(n)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.559%	3,946,153	3,937,787
Total			24,722,753
Electric 0.3%
Alpha Generation LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.074%	1,206,649	1,208,724
Calpine Construction Finance Co. LP(b),(n)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.324%	727,012	725,805
Calpine Corp.(b),(n)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.074%	1,343,250	1,341,571
1-month Term SOFR + 1.750% 02/15/2032	6.074%	717,949	717,087
Carroll County Energy LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.579%	1,992,270	1,994,761
Compass Power Generation LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.074%	748,067	748,771
Constellation Renewables LLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.563%	2,520,585	2,519,527
Cornerstone Generation(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	1,462,083	1,464,524
EFS Cogen Holdings I LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.805%	1,226,638	1,226,859
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/31/2031	7.324%	1,813,814	1,815,791
New Frontera Holdings LLC(b),(c),(n)
1st Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2026	17.590%	217,161	304,025
New Frontera Holdings LLC(b),(n)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.090%	75,277	73,019
South Field Energy LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	740,469	740,010
Tranche C Term Loan
3-month Term SOFR + 0.000% 08/29/2031	8.079%	46,160	46,131
Talen Energy Supply LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 12/13/2031	6.818%	1,000,000	1,000,750
West Deptford Energy Holdings LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 3.750% 08/03/2026	8.174%	797,780	741,935
Total			16,669,290
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC (b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.574%	1,751,049	1,756,880
GFL ENVNT Services, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 02/04/2032	6.819%	2,250,000	2,242,980
Northstar Group Services, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.079%	852,421	857,323
Reworld Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.567%	2,042,552	2,040,509
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.567%	156,923	156,766
Tidal Waste & Recycling Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.829%	1,567,944	1,572,350
Total			8,626,808
Food and Beverage 0.3%
A-AG US GSI Bidco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.329%	1,460,267	1,456,616
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.324%	1,500,000	1,504,125
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.324%	985,000	987,462
Aspire Bakeries Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.574%	1,459,730	1,463,380
CHG PPC Parent LLC(b),(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.438%	874,454	874,453
Del Monte Foods Corp. II, Inc.(b),(c),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/16/2029	10.750%	1,633,243	571,635
Golden State Foods LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.557%	1,829,152	1,843,731
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.546%	2,732,743	2,722,495
Triton Water Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.565%	2,572,628	2,574,609
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Utz Quality Foods LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.824%	1,560,931	1,560,650
Total			15,559,156
Gaming 0.5%
Caesars Entertainment, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.563%	2,052,046	2,051,020
Tranche B1 Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.563%	841,013	841,013
ECL Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.824%	1,273,829	1,281,001
Entain PLC(b),(n)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.079%	3,170,593	3,173,066
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	7.824%	2,841,150	2,840,412
Flutter Entertainment PLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.079%	3,774,423	3,761,439
HRNI Holdings LLC(b),(c),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.674%	2,835,610	2,849,787
Jack Ohio Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 4.000% 01/28/2032	8.324%	596,962	597,111
Light and Wonder International, Inc.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.562%	1,311,884	1,312,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.579%	2,673,077	2,679,332
PCI Gaming Authority(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.324%	2,158,946	2,154,347
Penn Entertainment, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.824%	2,123,173	2,126,358
Scientific Games Holdings LP (b),(n)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.296%	3,498,683	3,497,389
Total			29,164,369
Health Care 0.4%
Auris Luxembourg III SARL(b),(n)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	2,085,682	2,090,896
CHG Healthcare Services, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 09/29/2028	8.275%	755,466	755,232
Cotiviti Holdings, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 02/13/2032	2.750%	232,759	229,558
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.079%	1,679,766	1,686,586
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.329%	333,207	334,796
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.329%	83,019	83,415
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.574%	4,619,877	4,624,821
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Parexel International, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.824%	3,138,284	3,141,893
Pluto Acquisition I, Inc.(b),(n)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.837%	512,904	519,956
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.302%	1,892,735	1,627,752
Resonetics LLC(b),(n),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/18/2031	7.603%	997,500	996,383
Southern Veterinary Partners LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/04/2031	7.715%	2,271,927	2,273,108
Star Parent, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.329%	1,530,730	1,497,988
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.074%	2,801,168	2,802,373
Team Health Holdings, Inc.(b),(n),(o)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.537%	997,124	975,317
Upstream Newco, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.802%	2,461,754	2,154,035
Total			25,794,109
Home Construction 0.0%
TECTA America Corp.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 02/18/2032	7.313%	1,159,315	1,159,316
Independent Energy 0.0%
Hilcorp Energy I LP(b),(n)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.315%	710,539	710,539
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.3%
Alterra Mountain Co.(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.074%	2,607,412	2,607,412
Tranche B7 Term Loan
1-month Term SOFR + 3.000% 05/31/2030	7.324%	426,011	426,280
Bulldog Purchaser, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.046%	1,176,826	1,174,861
Carnival Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.318%	861,102	859,491
1-month Term SOFR + 2.000% 10/18/2028	6.318%	1,826,937	1,825,859
Cinemark USA, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 05/24/2030	7.075%	2,862,487	2,879,662
Crown Finance US, Inc.(b),(n)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.559%	1,157,108	1,153,057
Endeavor Group Holdings, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/27/2032	7.555%	446,529	448,204
Motion Acquisition Ltd.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.829%	2,398,088	2,354,419
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.188%	1,283,038	1,282,640
Total			15,011,885
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(n)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.324%	1,998,859	1,997,739
Playa Resorts Holding BV(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.074%	2,888,726	2,893,840
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.824%	1,562,201	1,564,154
Total			6,455,733
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 03/24/2031	7.826%	2,862,016	2,857,551
CMG Media Corp.(b),(n)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.929%	931,497	857,145
Creative Artists Agency LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.074%	2,893,055	2,893,865
Cumulus Media New Holdings, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	9.302%	1,347,546	517,458
Dotdash Meredith, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.809%	1,315,812	1,322,391
E.W. Scripps Co. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	7.001%	1,426,583	1,390,120
Emerald X, Inc.(b),(n),(o)
Term Loan
1-month Term SOFR + 3.750% 01/30/2032	8.074%	1,541,510	1,546,643
iHeartCommunications, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.775% 05/01/2029	10.391%	1,053,428	897,173
Plano Holdco, Inc.(b),(c),(n)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.829%	569,934	572,071
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.188%	3,543,080	3,530,892
Sinclair Television Group, Inc.(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 3.330% 12/31/2029	7.733%	1,209,110	952,174
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
StubHub Holdco Sub LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.074%	2,119,515	2,118,625
United Talent Agency LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 07/07/2028	8.067%	1,000,000	1,001,250
Univision Communications, Inc.(b),(c),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.688%	916,027	893,126
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	8.579%	693,721	683,315
Total			22,033,799
Midstream 0.3%
AL GCX Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	6.308%	1,104,336	1,102,359
CQP Holdco LP(b),(n)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.329%	3,291,010	3,284,033
Epic Crude Services LP(b),(n)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.302%	1,816,412	1,821,281
GIP Pilot Acquisition Partners LP(b),(n)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.302%	2,504,772	2,496,957
ITT Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/11/2030	7.074%	1,872,484	1,872,484
NGP XI Midstream Holdings LLC(b),(c),(n)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.829%	800,843	803,847
Oryx Midstream Services Permian Basin LLC(b),(n)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.572%	1,990,417	1,986,874
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Partners LP(b),(n)
Term Loan
1-month Term SOFR + 3.500% 09/18/2031	7.812%	1,268,829	1,272,001
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 3.000% 02/16/2028	7.291%	1,647,889	1,653,376
WhiteWater DBR Holdco LLC(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.625%	1,449,055	1,450,866
Total			17,744,078
Oil Field Services 0.1%
ChampionX Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	7.174%	987,500	986,572
Goodnight Water Solutions Holdings LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.824%	1,312,659	1,307,957
Lealand Finance Co. BV(b),(n)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.438%	8,649	4,324
1-month Term SOFR + 1.000% 12/31/2027	5.438%	128,933	52,476
MRC Global US, Inc.(b),(n)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	2,781,531	2,781,530
Total			5,132,859
Other Financial Institutions 0.2%
19th Holdings Golf LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.657%	1,085,083	1,062,709
Acuren Delaware Holdco, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.074%	679,772	679,983
AL GCX Fund VIII Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% 01/30/2032	6.287%	150,396	149,974
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chrysaor Bidco SARL(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/30/2031	1.000%	20,988	21,141
Chrysaor Bidco SARL(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/30/2031	7.789%	283,798	285,867
Citco Funding LLC(b),(n)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	7.308%	814,292	820,057
Dechra Pharmaceuticals Holdings Ltd.(b),(n)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.513%	738,987	739,453
FinCo I LLC(b),(n)
Term Loan
1-month Term SOFR + 2.250% 06/27/2029	6.574%	931,682	931,290
GBT Group Services BV(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/28/2031	6.802%	2,000,000	1,996,520
Hunter Douglas Holding BV(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.553%	2,407,181	2,389,127
IGT Holding IV AB(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.650% Floor 0.500% 03/31/2028	7.710%	2,781,523	2,788,476
Sophos Holdings SARL(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.938%	569,071	570,391
Trans Union LLC(b),(n)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.074%	918,900	917,218
Total			13,352,206
Other Industry 0.2%
Artera Services LLC(b),(n)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.829%	1,044,179	1,028,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brand Industrial Services, Inc.(b),(n)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.791%	142,465	138,058
Catawba Nation Gaming Authority(b),(n),(o)
Term Loan
3-month Term SOFR + 4.750% 12/16/2031	9.303%	2,311,756	2,329,095
Grant Thornton Advisors LLC(b),(n),(o),(p)
Term Loan
3-month Term SOFR + 0.000% 06/02/2031	1.000%	10,621	10,597
Grant Thornton Advisors LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	7.055%	2,536,441	2,530,810
Hillman Group, Inc. (The)(b),(n)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.314%	1,357,263	1,352,390
WireCo WorldGroup, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.040%	1,633,117	1,502,467
Total			8,891,766
Other REIT 0.0%
OEG Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.851%	416,822	416,301
Packaging 0.3%
Anchor Packaging LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.567%	1,882,384	1,883,363
Charter Next Generation, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/29/2030	7.307%	3,599,869	3,602,749
Clydesdale Acquisition Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.499%	2,955,621	2,953,789
Flint Group Packaging Inks North America Holdings LLC(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	4.652%	722,343	611,283
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.652%	963,283	153,162
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.802%	1,281,151	1,237,374
LC Ahab US Bidco LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.324%	2,501,645	2,498,518
Mauser Packaging Solutions Holding Co.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 04/15/2027	7.309%	767,991	768,421
Pactiv Evergreen, Inc.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	6.824%	2,023,188	2,022,298
Tosca Services LLC(b),(n)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.820%	789,408	813,090
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.920%	978,755	844,176
Total			17,388,223
Paper 0.0%
Verde Purchaser LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.829%	1,859,564	1,860,513
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.159%	762,064	760,913
Property & Casualty 0.4%
Acrisure LLC(b),(n)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.324%	1,402,473	1,399,850
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.072%	2,290,229	2,286,084
AmWINS Group, Inc.(b),(n),(o)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.574%	1,000,000	998,050
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.824%	2,197,167	2,196,881
Asurion LLC(b),(n)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.574%	1,036,319	1,031,459
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.688%	613,284	612,585
Broadstreet Partners, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.324%	3,705,442	3,703,478
Hub International Ltd.(b),(n)
Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 06/20/2030	7.037%	2,645,888	2,647,554
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(n),(o)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.313%	3,171,231	3,172,088
Truist Insurance Holdings LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.079%	996,041	994,049
USI, Inc.(b),(n)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.579%	1,078,246	1,073,534
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.579%	1,665,147	1,659,419
Total			21,775,031
Restaurants 0.1%
Dave & Busters, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	1,282,283	1,201,910
Dave & Buster’s, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.563%	1,129,743	1,069,019
IRB Holding Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.824%	3,036,056	3,032,656
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.824%	3,140,215	3,135,599
Total			8,439,184
Retailers 0.2%
Belron Finance 2019 LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.052%	1,762,957	1,766,818
Great Outdoors Group LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.574%	3,746,468	3,753,511
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.824%	902,059	891,704
PetSmart LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.174%	1,905,519	1,895,306
Restoration Hardware, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.938%	496,154	488,444
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.674%	979,950	970,846
Total			9,766,629
Technology 2.0%
Adeia, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.824%	2,455,878	2,455,878
Ahead DB Holdings LLC(b),(n)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.329%	1,546,115	1,549,625
Applied Systems, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.750% 02/24/2031	7.079%	1,546,115	1,555,083
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(b),(n)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.174%	824,339	822,451
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.324%	3,247,035	3,219,143
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.324%	3,338,264	3,328,717
Atlas CC Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	8.825%	1,676,851	1,114,721
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	8.825%	341,055	226,723
Avaya, Inc.(b),(n)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.824%	1,291,319	1,062,652
Barracuda Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.791%	2,711,547	2,335,618
BCPE Pequod Buyer, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% 11/25/2031	7.791%	1,615,982	1,622,624
Boost Newco Borrower LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.291%	2,375,992	2,373,022
Boxer Parent Co., Inc.(b),(n),(o)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.291%	2,531,257	2,525,157
Camelot US Acquisition LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.074%	2,656,296	2,617,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.579%	4,844,574	4,421,885
Cloud Software Group, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.079%	1,129,277	1,132,416
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/30/2029	7.829%	2,700,844	2,706,678
Cloudera, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.174%	2,385,969	2,372,059
Coherent Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/02/2029	6.324%	1,600,929	1,595,262
CoreLogic, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.938%	2,675,774	2,662,395
Cotiviti, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.059%	2,969,740	2,936,331
DCert Buyer, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	8.324%	3,011,347	2,917,634
DS Admiral Bidco LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% 06/26/2031	8.574%	997,500	930,169
Dun & Bradstreet Corp. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.574%	2,860,864	2,855,944
Ellucian Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.324%	2,322,227	2,319,742
Everi Holdings, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/03/2028	6.938%	1,763,802	1,764,948
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flash Charm, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.791%	2,679,935	2,521,738
Fortress Intermediate 3, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	8.074%	1,891,959	1,890,786
Gen Digital, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	6.074%	1,929,106	1,924,148
Genesys Cloud Services Holdings I LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.824%	1,700,000	1,682,750
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.829%	1,531,373	1,535,201
ICON Parent I, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.315%	1,006,430	1,003,491
Idemia Group SAS(b),(c),(n)
Tranche B5 Term Loan
3-month Term SOFR + 4.500% Floor 0.750% 09/30/2028	8.579%	2,729,090	2,742,735
Informatica LLC(b),(c),(n)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.574%	2,212,458	2,209,692
Ingram Micro, Inc.(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.077%	1,780,658	1,790,684
ION Trading Finance Ltd.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.829%	540,226	538,540
Leia Finco US LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.535%	1,656,403	1,650,754
Loyalty Ventures, Inc.(c),(n),(q)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	112,301
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.324%	2,878,893	2,887,904
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.309%	3,248,345	3,236,976
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.574%	2,531,835	2,512,365
Mitnick Corporate Purchaser, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	8.891%	774,260	687,155
Natel Engineering Co., Inc.(b),(n)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	10.688%	2,405,313	2,256,184
Neptune BidCo US, Inc.(b),(n)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.139%	922,516	815,993
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.824%	3,118,642	3,112,155
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.174%	1,822,601	1,645,463
PointClickCare Technologies, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 11/03/2031	7.579%	2,000,000	2,002,500
Project Boost Purchaser LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.307%	1,987,909	1,985,543
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.324%	3,470,256	3,477,474
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rackspace Finance LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.175%	835,429	477,239
Riverbed Technology LLC(b),(n)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	6.829%	687,213	412,328
Sabre GLBL, Inc.(b),(n),(o)
Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.424%	1,230,266	1,229,245
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.938%	421,950	409,292
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.938%	239,261	232,083
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.424%	878,913	856,940
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.674%	31,626	30,967
Sovos Compliance, LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.000% 08/12/2029	8.304%	2,738,385	2,734,113
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.324%	967,313	968,696
Thunder Generation Funding LLC(b),(n)
Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.329%	1,027,781	1,029,837
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	2,569,080	2,568,232
Ultra Clean Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.574%	1,570,676	1,575,262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virtusa Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.574%	2,340,574	2,345,442
VS Buyer LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 04/12/2031	7.070%	396,508	396,179
Total			114,913,044
Transportation Services 0.1%
Apple Bidco LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.824%	2,589,716	2,574,929
Brown Group Holding LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.806%	2,017,794	2,014,424
First Student Bidco, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.892%	1,647,004	1,642,656
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/21/2028	6.892%	746,008	743,912
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.892%	503,708	502,378
Total			7,478,299
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.309%	2,459,409	2,469,394
Total Senior Loans (Cost $548,361,107)			538,975,533

Treasury Bills(k) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Treasury Bills
03/18/2025	24.790%	EGP	322,050,000	6,281,547
07/15/2025	27.420%	EGP	338,375,000	6,057,213
Total				12,338,760
Total Treasury Bills (Cost $12,637,701)				12,338,760

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%		2,000,000	1,904,907
11/30/2026	1.540%		2,500,000	2,388,579
Total U.S. Government & Agency Obligations (Cost $4,500,000)				4,293,486

U.S. Treasury Obligations 0.2%

U.S. Treasury
03/31/2028	1.250%		6,250,000	5,760,742
07/31/2028	1.000%		6,250,000	5,659,668
Total U.S. Treasury Obligations (Cost $11,257,449)				11,420,410

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $43,162,206)	24,525,986

Put Option Contracts Purchased 0.0%

(Cost $2,355,000)	75,960

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(r),(s)	214,090,061	214,068,652
Total Money Market Funds (Cost $213,976,673)		214,068,652
Total Investments in Securities (Cost: $6,620,031,003)		6,533,582,657
Other Assets & Liabilities, Net		(744,627,861)
Net Assets		5,788,954,796
At February 28, 2025, securities and/or cash totaling $25,403,082 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,565,000 EUR	22,606,322 USD	Morgan Stanley	04/11/2025	190,655	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,017	06/2025	USD	417,455,969	2,201,221	—
U.S. Treasury Ultra Bond	526	06/2025	USD	65,289,750	2,308,115	—
Total					4,509,336	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(3,197)	06/2025	USD	(377,545,719)	—	(10,373,392)
U.S. Treasury 10-Year Note	(2,317)	06/2025	USD	(257,404,219)	—	(3,244,803)
U.S. Treasury 5-Year Note	(1,269)	06/2025	USD	(136,972,688)	—	(1,737,905)
Total					—	(15,356,100)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	04/10/2025	3,070,000	1,100,510
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.60	05/08/2025	1,700,000	827,090
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	50,000,000	50,000,000	3.25	08/19/2025	1,532,500	341,775
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	242,192,000	242,192,000	3.20	10/07/2025	5,182,909	1,933,734
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	484,024,787	484,024,787	3.60	02/03/2026	7,659,692	11,205,271
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	387,600,000	387,600,000	3.15	09/05/2025	12,160,950	2,347,809
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	193,213,400	193,213,400	2.90	09/22/2025	3,898,081	737,495
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	170,000,000	170,000,000	4.00	05/07/2025	3,553,000	2,691,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	216,732,000	216,732,000	3.50	05/08/2025	1,880,150	1,031,948
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	241,042,866	241,042,866	3.30	12/12/2025	2,524,924	2,308,829
Total							43,162,206	24,525,986

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	4.50	04/16/2025	2,355,000	75,960

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(387,600,000)	(387,600,000)	2.65	09/05/2025	(5,862,450)	(723,145)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	19,801,200	—	—	19,801,200	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,489,331	(4,333)	3,105,346	—	—	(1,620,348)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	1,713,890	(3,700)	2,895,185	—	—	(1,184,995)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	504,081	(1,467)	630,356	—	—	(127,742)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	504,081	(1,467)	139,363	—	363,251	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,456,054	(3,717)	2,495,620	—	—	(1,043,283)
Total							5,667,437	(14,684)	9,265,870	—	363,251	(3,976,368)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.157	USD	18,000,000	(3,209,080)	6,000	—	(2,028,221)	—	(1,174,859)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.157	USD	9,500,000	(1,693,681)	3,167	—	(1,932,092)	241,578	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.157	USD	9,500,000	(1,693,681)	3,167	—	(1,496,663)	—	(193,851)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	8,000,000	(1,426,258)	2,667	—	(1,472,507)	48,916	—
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	24.503	USD	4,009,752	(579,891)	1,336	—	(773,574)	195,019	—
Total								(8,602,591)	16,337	—	(7,703,057)	485,513	(1,368,710)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	3.136	USD	43,820,000	469,970	—	—	469,970	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $2,609,549,718, which represents 45.08% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(e)	Non-income producing investment.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $44,201, which represents less than 0.01% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(i)	Represents a security purchased on a when-issued basis.
(j)	Perpetual security with no specified maturity date.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)
The stated interest rate represents the weighted average interest rate at February 28, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Represents a security purchased on a forward commitment basis.
(p)
At February 28, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Chrysaor Bidco SARL Delayed Draw Term Loan 10/30/2031 1.000%	20,988
Grant Thornton Advisors LLC Term Loan 06/02/2031 1.000%	10,621
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.625%	179,947
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	194,745
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 0.500%	98,903
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	85,566

(q)	Represents a security in default.
(r)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(s)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	409,341,744	765,831,850	(961,106,465)	1,523	214,068,652	14,802	7,456,052	214,090,061
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Currency Legend
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	758,765,212	24,400,000	783,165,212
Commercial Mortgage-Backed Securities - Non-Agency	—	42,835,864	—	42,835,864
Common Stocks
Communication Services	21,231	229,667	—	250,898
Consumer Discretionary	—	3,204	—	3,204
Energy	—	121,567	0 *	121,567
Health Care	—	165,965	—	165,965
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Industrials	—	18,587	4,594	23,181
Information Technology	—	314,995	1,730	316,725
Materials	—	—	1	1
Total Common Stocks	21,231	853,985	6,325	881,541
Convertible Preferred Stocks
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	0 *	0 *
Corporate Bonds & Notes	—	1,975,926,594	—	1,975,926,594
Foreign Government Obligations	—	417,835,113	—	417,835,113
Residential Mortgage-Backed Securities - Agency	—	1,950,127,866	—	1,950,127,866
Residential Mortgage-Backed Securities - Non-Agency	—	538,602,421	17,684,144	556,286,565
Rights
Communication Services	—	780,915	44,200	825,115
Total Rights	—	780,915	44,200	825,115
Senior Loans	—	520,896,591	18,078,942	538,975,533
Treasury Bills	—	12,338,760	—	12,338,760
U.S. Government & Agency Obligations	—	4,293,486	—	4,293,486
U.S. Treasury Obligations	—	11,420,410	—	11,420,410
Call Option Contracts Purchased	—	24,525,986	—	24,525,986
Put Option Contracts Purchased	—	75,960	—	75,960
Money Market Funds	214,068,652	—	—	214,068,652
Total Investments in Securities	214,089,883	6,259,279,163	60,213,611	6,533,582,657
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	190,655	—	190,655
Futures Contracts	4,509,336	—	—	4,509,336
Swap Contracts	—	21,119,934	—	21,119,934
Liability
Futures Contracts	(15,356,100)	—	—	(15,356,100)
Call Option Contracts Written	—	(723,145)	—	(723,145)
Swap Contracts	—	(5,345,078)	—	(5,345,078)
Total	203,243,119	6,274,521,529	60,213,611	6,537,978,259

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2025 ($)
Asset-Backed Securities - Non-Agency	-	-	-	-	24,400,000	-	-	-	24,400,000
Common Stocks	1	-	-	(100,765)	101,233	-	5,856	-	6,325
Convertible Preferred Stocks	-	-	-	-	-	-	-	-	-
Residential Mortgage-Backed Securities - Non-Agency	31,968,616	-	139,946	578,878	17,679,991	(32,683,287)	-	-	17,684,144
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
	Balance as of 08/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2025 ($)
Rights	-	-	-	-	44,200	-	-	-	44,200
Senior Loans	6,184,767	778	4,299	127,580	-	(2,341,937)	17,253,657	(3,150,202)	18,078,942
Total	38,153,384	778	144,245	605,693	42,225,424	(35,025,224)	17,259,513	(3,150,202)	60,213,611
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2025 was $36,369, which is comprised of Common Stocks of $(100,765), Residential Mortgage-Backed Securities - Non-Agency of $4,153 and Senior Loans of $132,981.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at February 28, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	24,400,000
Common Stocks
Energy	Market Approach	0
Industrials	Single Market Quotes from Broker	4,594
Information Technology	Single Market Quotes from Broker	1,730
Materials	Market Approach	1
Convertible Preferred Stocks
Information Technology	Market Approach	0
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	17,684,144
Rights
Communication Services	Market Approach	44,200
Senior Loans	Single Market Quotes from Broker	18,078,942
Total		60,213,611
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,360,537,124)	$6,294,912,059
Affiliated issuers (cost $213,976,673)	214,068,652
Option contracts purchased (cost $45,517,206)	24,601,946
Cash	668,819
Foreign currency (cost $11,420,232)	11,354,990
Cash collateral held at broker for:
Swap contracts	2,840,000
Margin deposits on:
Futures contracts	14,834,308
Swap contracts	7,728,774
Unrealized appreciation on forward foreign currency exchange contracts	190,655
Unrealized appreciation on swap contracts	848,764
Upfront payments on swap contracts	9,265,870
Receivable for:
Investments sold	1,810,030
Investments sold on a delayed delivery basis	1,774,918
Capital shares sold	7,119,573
Dividends	722,776
Interest	48,361,725
Foreign tax reclaims	86,230
Variation margin for futures contracts	1,039,889
Variation margin for swap contracts	9,643
Prepaid expenses	23,321
Deferred compensation of board members	457,128
Other assets	54,756
Total assets	6,642,774,826
Liabilities
Option contracts written, at value (premiums received $5,862,450)	723,145
Unrealized depreciation on swap contracts	5,345,078
Upfront receipts on swap contracts	7,703,057
Payable for:
Investments purchased	8,223,026
Investments purchased on a delayed delivery basis	817,416,377
Capital shares redeemed	9,473,477
Variation margin for futures contracts	3,374,413
Variation margin for swap contracts	337,657
Foreign capital gains taxes deferred	9,964
Management services fees	87,540
Distribution and/or service fees	10,984
Transfer agent fees	420,116
Compensation of chief compliance officer	502
Compensation of board members	5,295
Other expenses	55,844
Deferred compensation of board members	633,555
Total liabilities	853,820,030
Net assets applicable to outstanding capital stock	$5,788,954,796
Represented by
Paid in capital	6,497,718,934
Total distributable earnings (loss)	(708,764,138)
Total - representing net assets applicable to outstanding capital stock	$5,788,954,796
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Statement of Assets and Liabilities (continued)
February 28, 2025 (Unaudited)
Class A
Net assets	$971,371,841
Shares outstanding	44,161,050
Net asset value per share	$22.00
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.10
Class C
Net assets	$150,184,871
Shares outstanding	6,831,805
Net asset value per share	$21.98
Institutional Class
Net assets	$3,544,432,277
Shares outstanding	164,736,984
Net asset value per share	$21.52
Institutional 2 Class
Net assets	$532,959,951
Shares outstanding	24,747,090
Net asset value per share	$21.54
Institutional 3 Class
Net assets	$543,406,824
Shares outstanding	25,349,858
Net asset value per share	$21.44
Class R
Net assets	$17,981,553
Shares outstanding	810,567
Net asset value per share	$22.18
Class S
Net assets	$28,617,479
Shares outstanding	1,330,022
Net asset value per share	$21.52
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$7,456,052
Interest	160,635,974
Interfund lending	1,369
Foreign taxes withheld	(370,796)
Total income	167,722,599
Expenses:
Management services fees	15,757,603
Distribution and/or service fees
Class A	1,215,904
Class C	775,181
Class R	43,622
Transfer agent fees
Class A	453,197
Advisor Class	52,452
Class C	72,232
Institutional Class	1,587,445
Institutional 2 Class	139,176
Institutional 3 Class	15,120
Class R	8,136
Class S	12,007
Custodian fees	59,883
Printing and postage fees	138,817
Registration fees	135,163
Accounting services fees	29,159
Legal fees	58,518
Interest on collateral	610,197
Compensation of chief compliance officer	502
Compensation of board members	34,305
Deferred compensation of board members	18,005
Other	91,497
Total expenses	21,308,121
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(277,054)
Expense reduction	(2,304)
Total net expenses	21,028,763
Net investment income	146,693,836
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Statement of Operations (continued)
Six Months Ended February 28, 2025 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(22,294,634)
Investments — affiliated issuers	14,802
Foreign currency translations	817,591
Forward foreign currency exchange contracts	1,382,200
Futures contracts	5,568,751
Option contracts purchased	(3,814,075)
Option contracts written	572,454
Swap contracts	15,276,823
Net realized loss	(2,476,088)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,715,855)
Investments — affiliated issuers	1,523
Foreign currency translations	(131,373)
Forward foreign currency exchange contracts	259,333
Futures contracts	(10,443,821)
Option contracts purchased	(23,607,746)
Option contracts written	4,807,663
Swap contracts	4,992,871
Foreign capital gains tax	6,721
Net change in unrealized appreciation (depreciation)	(29,830,684)
Net realized and unrealized loss	(32,306,772)
Net increase in net assets resulting from operations	$114,387,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$146,693,836	$296,683,864
Net realized loss	(2,476,088)	(69,879,224)
Net change in unrealized appreciation (depreciation)	(29,830,684)	316,175,829
Net increase in net assets resulting from operations	114,387,064	542,980,469
Distributions to shareholders
Net investment income and net realized gains
Class A	(24,217,622)	(51,755,560)
Advisor Class	(3,310,655)	(14,280,891)
Class C	(3,282,285)	(7,621,015)
Institutional Class	(90,795,753)	(176,220,897)
Institutional 2 Class	(13,621,245)	(26,525,566)
Institutional 3 Class	(13,606,940)	(25,106,445)
Class R	(411,516)	(803,624)
Class S	(703,140)	—
Total distributions to shareholders	(149,949,156)	(302,313,998)
Increase in net assets from capital stock activity	162,520,666	407,444,176
Total increase in net assets	126,958,574	648,110,647
Net assets at beginning of period	5,661,996,222	5,013,885,575
Net assets at end of period	$5,788,954,796	$5,661,996,222
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,578,022	78,549,038	8,273,686	177,642,044
Distributions reinvested	1,039,649	22,765,358	2,262,119	48,380,071
Shares redeemed	(5,216,897)	(114,231,365)	(9,961,107)	(213,584,359)
Net increase (decrease)	(599,226)	(12,916,969)	574,698	12,437,756
Advisor Class
Shares sold	896,218	19,350,278	3,412,911	71,884,943
Distributions reinvested	153,643	3,302,160	680,644	14,232,890
Shares redeemed	(12,492,183)	(266,276,687)	(4,515,306)	(94,596,291)
Net decrease	(11,442,322)	(243,624,249)	(421,751)	(8,478,458)
Class C
Shares sold	847,788	18,637,107	1,712,429	36,740,436
Distributions reinvested	140,288	3,071,063	330,502	7,063,376
Shares redeemed	(1,402,940)	(30,730,204)	(2,897,023)	(61,959,369)
Net decrease	(414,864)	(9,022,034)	(854,092)	(18,155,557)
Institutional Class
Shares sold	37,643,565	807,288,106	56,139,718	1,177,895,519
Distributions reinvested	3,698,084	79,211,465	7,338,774	153,778,058
Shares redeemed	(27,673,261)	(593,442,874)	(49,247,315)	(1,030,970,222)
Net increase	13,668,388	293,056,697	14,231,177	300,703,355
Institutional 2 Class
Shares sold	3,965,117	85,184,600	7,932,059	166,041,726
Distributions reinvested	627,349	13,451,187	1,251,408	26,252,930
Shares redeemed	(2,871,771)	(61,677,453)	(5,717,285)	(119,943,225)
Net increase	1,720,695	36,958,334	3,466,182	72,351,431
Institutional 3 Class
Shares sold	5,463,663	116,219,427	6,398,491	134,435,978
Distributions reinvested	338,533	7,223,498	609,559	12,728,087
Shares redeemed	(2,588,252)	(55,343,705)	(4,786,527)	(99,961,358)
Net increase	3,213,944	68,099,220	2,221,523	47,202,707
Class R
Shares sold	93,768	2,076,798	216,067	4,684,438
Distributions reinvested	18,596	410,623	37,158	801,559
Shares redeemed	(66,461)	(1,465,790)	(190,229)	(4,103,055)
Net increase	45,903	1,021,631	62,996	1,382,942
Class S
Shares sold	1,738,311	37,697,702	—	—
Distributions reinvested	32,940	703,100	—	—
Shares redeemed	(441,229)	(9,452,766)	—	—
Net increase	1,330,022	28,948,036	—	—
Total net increase	7,522,540	162,520,666	19,280,733	407,444,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$22.12	0.54	(0.12)	0.42	(0.54)	—	(0.54)
Year Ended 8/31/2024	$21.13	1.16	1.00	2.16	(1.17)	—	(1.17)
Year Ended 8/31/2023	$21.84	1.06	(0.74)	0.32	(1.03)	—	(1.03)
Year Ended 8/31/2022	$25.20	0.78	(3.15)	(2.37)	(0.71)	(0.28)	(0.99)
Year Ended 8/31/2021(e)	$24.32	0.79	0.86	1.65	(0.77)	—	(0.77)
Year Ended 8/31/2020(e)	$24.06	0.84	0.26	1.10	(0.84)	—	(0.84)
Class C
Six Months Ended 2/28/2025 (Unaudited)	$22.11	0.46	(0.13)	0.33	(0.46)	—	(0.46)
Year Ended 8/31/2024	$21.12	1.00	1.00	2.00	(1.01)	—	(1.01)
Year Ended 8/31/2023	$21.83	0.90	(0.74)	0.16	(0.87)	—	(0.87)
Year Ended 8/31/2022	$25.19	0.60	(3.15)	(2.55)	(0.53)	(0.28)	(0.81)
Year Ended 8/31/2021(e)	$24.31	0.60	0.86	1.46	(0.58)	—	(0.58)
Year Ended 8/31/2020(e)	$24.06	0.64	0.29	0.93	(0.68)	—	(0.68)
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$21.65	0.56	(0.12)	0.44	(0.57)	—	(0.57)
Year Ended 8/31/2024	$20.70	1.19	0.98	2.17	(1.22)	—	(1.22)
Year Ended 8/31/2023	$21.42	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.73	0.82	(3.09)	(2.27)	(0.76)	(0.28)	(1.04)
Year Ended 8/31/2021(e)	$23.88	0.84	0.84	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.65	0.88	0.23	1.11	(0.88)	—	(0.88)
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$21.67	0.56	(0.11)	0.45	(0.58)	—	(0.58)
Year Ended 8/31/2024	$20.72	1.20	0.98	2.18	(1.23)	—	(1.23)
Year Ended 8/31/2023	$21.44	1.11	(0.74)	0.37	(1.09)	—	(1.09)
Year Ended 8/31/2022	$24.75	0.83	(3.09)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.90	0.85	0.83	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.66	0.88	0.28	1.16	(0.92)	—	(0.92)
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$21.57	0.56	(0.11)	0.45	(0.58)	—	(0.58)
Year Ended 8/31/2024	$20.63	1.21	0.97	2.18	(1.24)	—	(1.24)
Year Ended 8/31/2023	$21.35	1.11	(0.73)	0.38	(1.10)	—	(1.10)
Year Ended 8/31/2022	$24.66	0.84	(3.09)	(2.25)	(0.78)	(0.28)	(1.06)
Year Ended 8/31/2021(e)	$23.81	0.86	0.84	1.70	(0.85)	—	(0.85)
Year Ended 8/31/2020(e)	$23.58	0.88	0.27	1.15	(0.92)	—	(0.92)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$22.00	1.96%	0.94% (c)	0.93% (c),(d)	4.95%	94%	$971,372
Year Ended 8/31/2024	$22.12	10.54%	0.93% (c)	0.93% (c),(d)	5.44%	272%	$990,172
Year Ended 8/31/2023	$21.13	1.56%	0.94% (c)	0.94% (c),(d)	5.02%	295%	$933,577
Year Ended 8/31/2022	$21.84	(9.64% )	0.92% (c)	0.92% (c),(d)	3.30%	136%	$1,036,081
Year Ended 8/31/2021 (e)	$25.20	6.84%	0.92% (c)	0.92% (c),(d)	3.17%	126%	$1,191,823
Year Ended 8/31/2020 (e)	$24.32	4.84%	0.93% (c)	0.93% (c),(d)	3.51%	173%	$1,101,890
Class C
Six Months Ended 2/28/2025 (Unaudited)	$21.98	1.54%	1.68%	1.67% (c),(d)	4.20%	94%	$150,185
Year Ended 8/31/2024	$22.11	9.73%	1.68% (c)	1.68% (c),(d)	4.70%	272%	$160,228
Year Ended 8/31/2023	$21.12	0.81%	1.69% (c)	1.69% (c),(d)	4.26%	295%	$171,092
Year Ended 8/31/2022	$21.83	(10.31% )	1.67% (c)	1.67% (c),(d)	2.53%	136%	$214,760
Year Ended 8/31/2021 (e)	$25.19	6.01%	1.67% (c)	1.67% (c),(d)	2.42%	126%	$284,727
Year Ended 8/31/2020 (e)	$24.31	4.06%	1.69% (c)	1.69% (c),(d)	2.76%	173%	$280,497
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$21.52	2.08%	0.69% (c)	0.68% (c),(d)	5.20%	94%	$3,544,432
Year Ended 8/31/2024	$21.65	10.84%	0.68% (c)	0.68% (c),(d)	5.69%	272%	$3,270,687
Year Ended 8/31/2023	$20.70	1.80%	0.69% (c)	0.69% (c),(d)	5.27%	295%	$2,832,856
Year Ended 8/31/2022	$21.42	(9.39% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$3,231,980
Year Ended 8/31/2021 (e)	$24.73	7.11%	0.67% (c)	0.67% (c),(d)	3.41%	126%	$3,902,593
Year Ended 8/31/2020 (e)	$23.88	5.02%	0.68% (c)	0.68% (c),(d)	3.76%	173%	$3,083,643
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$21.54	2.10%	0.65% (c)	0.64% (c)	5.25%	94%	$532,960
Year Ended 8/31/2024	$21.67	10.88%	0.64% (c)	0.64% (c)	5.73%	272%	$498,975
Year Ended 8/31/2023	$20.72	1.84%	0.64% (c)	0.64% (c)	5.32%	295%	$405,286
Year Ended 8/31/2022	$21.44	(9.35% )	0.63% (c)	0.63% (c)	3.60%	136%	$413,637
Year Ended 8/31/2021 (e)	$24.75	7.23%	0.63% (c)	0.63% (c)	3.44%	126%	$475,594
Year Ended 8/31/2020 (e)	$23.90	5.06%	0.64% (c)	0.64% (c)	3.80%	173%	$287,777
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$21.44	2.13%	0.60% (c)	0.59% (c)	5.30%	94%	$543,407
Year Ended 8/31/2024	$21.57	10.93%	0.60% (c)	0.60% (c)	5.78%	272%	$477,516
Year Ended 8/31/2023	$20.63	1.89%	0.60% (c)	0.60% (c)	5.36%	295%	$410,866
Year Ended 8/31/2022	$21.35	(9.34% )	0.59% (c)	0.59% (c)	3.67%	136%	$477,713
Year Ended 8/31/2021 (e)	$24.66	7.26%	0.59% (c)	0.59% (c)	3.50%	126%	$416,355
Year Ended 8/31/2020 (e)	$23.81	5.13%	0.60% (c)	0.60% (c)	3.84%	173%	$322,913
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2025 (Unaudited)	$22.31	0.52	(0.13)	0.39	(0.52)	—	(0.52)
Year Ended 8/31/2024	$21.30	1.12	1.00	2.12	(1.11)	—	(1.11)
Year Ended 8/31/2023	$22.01	1.02	(0.76)	0.26	(0.97)	—	(0.97)
Year Ended 8/31/2022	$25.38	0.72	(3.16)	(2.44)	(0.65)	(0.28)	(0.93)
Year Ended 8/31/2021(e)	$24.49	0.73	0.86	1.59	(0.70)	—	(0.70)
Year Ended 8/31/2020(e)	$24.23	0.80	0.26	1.06	(0.80)	—	(0.80)
Class S
Six Months Ended 2/28/2025 (Unaudited)(f)	$21.84	0.45	(0.30)	0.15	(0.47)	—	(0.47)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	2/28/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020
Class A	0.02%	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	0.02%	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.02%	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.02%	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.02%	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class R	0.02%	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class S	0.02%	—%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2025 (Unaudited)	$22.18	1.77%	1.19% (c)	1.18% (c),(d)	4.71%	94%	$17,982
Year Ended 8/31/2024	$22.31	10.28%	1.18% (c)	1.18% (c),(d)	5.19%	272%	$17,057
Year Ended 8/31/2023	$21.30	1.30%	1.19% (c)	1.19% (c),(d)	4.80%	295%	$14,943
Year Ended 8/31/2022	$22.01	(9.83% )	1.17% (c)	1.17% (c),(d)	3.02%	136%	$12,686
Year Ended 8/31/2021 (e)	$25.38	6.62%	1.17% (c)	1.17% (c),(d)	2.89%	126%	$16,920
Year Ended 8/31/2020 (e)	$24.49	4.38%	1.18% (c)	1.18% (c),(d)	3.26%	173%	$8,053
Class S
Six Months Ended 2/28/2025 (Unaudited)(f)	$21.52	0.75%	0.70% (c)	0.68% (c)	5.32%	94%	$28,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the

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Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities.These instruments may be used for other purposes in future periods.
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Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,318,734 *
Credit risk	Upfront payments on swap contracts	9,265,870
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	190,655
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,509,336 *
Interest rate risk	Investments, at value — Option contracts purchased	24,601,946
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	19,801,200 *
Total		59,687,741

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,345,078 *
Credit risk	Upfront receipts on swap contracts	7,703,057
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	15,356,100 *
Interest rate risk	Option contracts written, at value	723,145
Total		29,127,380

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(3,234,406)	(3,234,406)
Foreign exchange risk	1,382,200	—	—	—	—	1,382,200
Interest rate risk	—	5,568,751	(3,814,075)	572,454	18,511,229	20,838,359
Total	1,382,200	5,568,751	(3,814,075)	572,454	15,276,823	18,986,153

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	545,126	545,126
Foreign exchange risk	259,333	—	—	—	—	259,333
Interest rate risk	—	(10,443,821)	(23,607,746)	4,807,663	4,447,745	(24,796,159)
Total	259,333	(10,443,821)	(23,607,746)	4,807,663	4,992,871	(23,991,700)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,477,572,334
Futures contracts — short	3,892,186,889
Credit default swap contracts — buy protection	93,315,425
Credit default swap contracts — sell protection	66,484,505

Derivative instrument	Average value ($)
Option contracts purchased	18,603,327
Option contracts written	(1,886,129)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	328,862	(86,701)
Interest rate swap contracts	27,878,778	(1,000,882)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2025:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	9,643	9,643
Forward foreign currency exchange contracts	-	-	-	-	190,655	-	190,655
Call option contracts purchased	1,927,600	-	13,480,780	-	9,117,606	-	24,525,986
Put option contracts purchased	-	-	75,960	-	-	-	75,960
OTC credit default swap contracts (c)	-	6,000,531	630,356	744,192	2,739,555	-	10,114,634
Total assets	1,927,600	6,000,531	14,187,096	744,192	12,047,816	9,643	34,916,878
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	337,657	337,657
Call option contracts written	-	-	-	-	723,145	-	723,145
OTC credit default swap contracts (c)	-	6,008,423	127,742	3,622,606	3,289,364	-	13,048,135
Total liabilities	-	6,008,423	127,742	3,622,606	4,012,509	337,657	14,108,937
Total financial and derivative net assets	1,927,600	(7,892)	14,059,354	(2,878,414)	8,035,307	(328,014)	20,807,941
Total collateral received (pledged) (d)	1,621,000	-	12,400,000	(2,840,000)	6,417,000	(328,014)	17,269,986
Net amount (e)	306,600	(7,892)	1,659,354	(38,414)	1,618,307	-	3,537,955

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.553% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.02 (a)
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.09
Class S	0.10

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $2,304.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	446,439
Class C	—	1.00 (b)	7,181

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	0.93	0.93
Class C	1.68	1.68
Institutional Class	0.68	0.68
Institutional 2 Class	0.65	0.64
Institutional 3 Class	0.60	0.59
Class R	1.18	1.18
Class S	0.68	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Prior to January 1, 2025, expenses associated with interest were included with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
6,615,731,000	144,984,000	(221,174,000)	(76,190,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(148,487,896)	(463,569,114)	(612,057,010)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,365,731,463 and $5,710,522,427, respectively, for the six months ended February 28, 2025, of which $4,802,881,064 and $4,503,640,334, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,250,000	5.02	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 22.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Strategic Income Fund  | 2025

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Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR232_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025